Derivative Financial Instruments and Certain Hedging Activities (Schedule of Net Notional Amounts of Forward Contracts Outstanding) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
United States Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0	$ 0
United States Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	3.5	8.4
United States Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
United States Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
United States Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
United States Dollar Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
United States Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	20.3
United States Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.3
Euro Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	73.3	48.3
Euro Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Euro Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		51.5
Euro Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	152.9	0.4
Euro Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0.2
Euro Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Euro Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Euro Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	7.7
Chilean Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	20.2	21.8
Chilean Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Chilean Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Chilean Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Canadian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	66.9	21.7
Canadian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Canadian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Canadian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	18.0
Australian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	46.6	0
Australian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	8.7	15.0
Thai Baht Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	15.5	0
Thai Baht Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	17.3	11.5
Mexican Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.1	5.5
Pound Sterling Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Norwegian Krone Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0.9
Norwegian Krone Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	1.6
Norwegian Krone Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Norwegian Krone Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	3.0
Malaysian Ringgit Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Malaysian Ringgit Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	1.0
Columbian Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Euro Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Columbian Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0